Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	1.30%	0.70%	0.70%
Non-U.S. rate differential	(4.00%)	(3.50%)	(4.50%)
Non-U.S. tax holidays	(1.70%)	(1.00%)	(2.20%)
U.S. manufacturing deduction	(1.40%)	(1.10%)	(0.60%)
Goodwill Impairment	4.60%	0.20%	0.00%
Other	1.20%	0.70%	1.00%
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	5 years
Effective income tax rate	35.00%	31.00%	29.40%